Consolidated Statements Of Operations And Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net Revenues (including value added taxes, "VAT", of RMB3,550,878, RMB4,172,660 and RMB 5,097,716 for the years ended December 31, 2022, 2023 and 2024, respectively)	¥ 11,238,638	$ 1,539,687	¥ 8,436,159	¥ 6,733,644
Operating expenses
Cost of revenues (including VAT net of government grants, of RMB2,539,297, RMB3,121,010 and RMB 3,893,351 for the years ended December 31, 2022, 2023 and 2024, respectively)	(5,100,558)	(698,774)	(4,119,016)	(3,514,551)
Sales and marketing expenses	(1,596,763)	(218,756)	(1,239,191)	(902,269)
General and administrative expenses	(913,763)	(125,185)	(937,677)	(1,417,933)
Research and development expenses	(880,016)	(120,562)	(946,635)	(914,151)
Provision for loans receivable	(296,528)	(40,624)	(234,599)	(194,272)
Total operating expenses	(8,787,628)	(1,203,901)	(7,477,118)	(6,943,176)
Other operating income	23,970	3,284	38,388	47,530
(Loss) Income from operations	2,474,980	339,070	997,429	(162,002)
Other income (expense)
Interest income	1,073,434	147,060	1,141,861	483,658
Interest expenses	0	0	0	(175)
Foreign exchange gain (loss)	8,004	1,097	(2,149)	15,048
Investment income	54,785	7,506	55,621	5,411
Unrealized (losses) gains from fair value changes of investments and derivative assets	(20,904)	(2,864)	12,938	(63,390)
Other income, net	128,152	17,557	130,264	230,631
Impairment loss	(352,742)	(48,325)	0	0
Share of loss in equity method investees	(2,861)	(392)	(2,067)	(1,246)
Total other income	887,868	121,639	1,336,468	669,937
Net income before income tax	3,362,848	460,709	2,333,897	507,935
Income tax expense	(239,411)	(32,799)	(106,804)	(96,035)
Net income	3,123,437	427,910	2,227,093	411,900
Less: net (loss) income attributable to non-controlling interests	(3,548)	(486)	(1,252)	539
Less: measurement adjustment attributable to redeemable non-controlling interests	57,136	7,828	15,457	4,599
Net income attributable to Full Truck Alliance Co. Ltd.	3,069,849	420,568	2,212,888	406,762
Net income attributable to ordinary shareholders	¥ 3,069,849	$ 420,568	¥ 2,212,888	¥ 406,762
Net (loss) earnings per ordinary share:
Basic, earnings per ordinary share | (per share)	¥ 0.15	$ 0.02	¥ 0.1	¥ 0.02
Diluted, earnings per ordinary share | (per share)	¥ 0.15	$ 0.02	¥ 0.1	¥ 0.02
Basic	20,822,835,545	20,822,835,545	21,111,924,886	21,517,856,981
Diluted	20,902,222,036	20,902,222,036	21,162,351,461	21,579,616,389
Net income	¥ 3,123,437	$ 427,910	¥ 2,227,093	¥ 411,900
Other comprehensive income
Foreign currency translation adjustments, net of tax of nil	325,474	44,590	386,701	1,972,520
Unrealized gains on available-for-sale investments, net of reclassification	599	82	0	0
Total comprehensive income	3,449,510	472,582	2,613,794	2,384,420
Less: comprehensive income (loss) attributable to non-controlling interests	(3,548)	(486)	(1,252)	539
Less: measurement adjustment attributable to redeemable non-controlling interests	57,136	7,828	15,457	4,599
Comprehensive income attributable to Full Truck Alliance Co. Ltd.	3,395,922	465,240	2,599,589	2,379,282
Comprehensive income attributable to ordinary shareholders	¥ 3,395,922	$ 465,240	¥ 2,599,589	¥ 2,379,282